Temporary Equity - Warrant Liability (Details) - Warrant Liability - USD ($)	3 Months Ended			7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Residual Interests Classified as Debt
Beginning balance	$ 99,281,250	$ 44,156,250
Change in valuation inputs or other assumptions		55,125,000
Ending balance		99,281,250			$ 99,281,250
Social Finance, Inc.
Residual Interests Classified as Debt
Beginning balance	39,959,000		$ 19,434,000	$ 22,268,000	19,434,000
Change in valuation inputs or other assumptions	89,920,000		2,879,000	(2,834,000)	20,525,000
Ending balance	$ 129,879,000	$ 39,959,000	$ 22,313,000	$ 19,434,000	$ 39,959,000